Segments Disclosures - Additions to non-current assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
PP&E	$ 249	$ 311
Intangible assets	11	10
Operating segments | Hydro
Disclosure of operating segments [line items]
PP&E	50	64
Intangible assets	0	0
Operating segments | Wind and Solar
Disclosure of operating segments [line items]
PP&E	57	97
Intangible assets	0	0
Operating segments | Gas
Disclosure of operating segments [line items]
PP&E	106	100
Intangible assets	0	0
Operating segments | Energy Transition
Disclosure of operating segments [line items]
PP&E	9	13
Intangible assets	0	0
Operating segments | Energy Marketing
Disclosure of operating segments [line items]
PP&E	0	0
Intangible assets	0	0
Operating segments | Corporate
Disclosure of operating segments [line items]
PP&E	27	37
Intangible assets	$ 11	$ 10